Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other Current Liabilities [Abstract]
Schedule of Other Current Liabilities
	December 31
	2024	2023
	U.S. dollars in thousands
Accrued vacation	3,166	2,820
Taxes payable	31	36
Estimated accrual for a certain batch production incident	2,182	-
Derivative liabilities	605	-
Accrued expenses	1,738	2,102
Other	662	-
	8,384	4,958